American Century Investments®
Quarterly Portfolio Holdings
Diversified Bond Fund
December 31, 2022

Diversified Bond - Schedule of Investments
DECEMBER 31, 2022 (UNAUDITED)

	Principal Amount/Shares ($)	Value ($)
U.S. TREASURY SECURITIES — 28.5%
U.S. Treasury Bonds, 5.00%, 5/15/37	5,000,000	5,588,086
U.S. Treasury Bonds, 4.50%, 5/15/38	10,000,000	10,629,492
U.S. Treasury Bonds, 3.50%, 2/15/39	25,000,000	23,501,953
U.S. Treasury Bonds, 1.125%, 8/15/40	3,000,000	1,864,688
U.S. Treasury Bonds, 1.375%, 11/15/40	3,000,000	1,951,992
U.S. Treasury Bonds, 2.25%, 5/15/41	8,000,000	6,018,438
U.S. Treasury Bonds, 3.75%, 8/15/41	4,000,000	3,796,484
U.S. Treasury Bonds, 2.00%, 11/15/41	9,500,000	6,787,861
U.S. Treasury Bonds, 3.125%, 11/15/41	20,762,000	17,955,075
U.S. Treasury Bonds, 2.375%, 2/15/42	6,000,000	4,584,023
U.S. Treasury Bonds, 3.125%, 2/15/42	13,700,000	11,817,856
U.S. Treasury Bonds, 3.00%, 5/15/42	44,000,000	37,036,484
U.S. Treasury Bonds, 3.25%, 5/15/42	40,000,000	35,087,500
U.S. Treasury Bonds, 3.375%, 8/15/42	90,000,000	80,465,625
U.S. Treasury Bonds, 4.00%, 11/15/42	37,000,000	36,236,875
U.S. Treasury Bonds, 2.875%, 5/15/43	6,500,000	5,311,465
U.S. Treasury Bonds, 3.75%, 11/15/43	8,000,000	7,505,625
U.S. Treasury Bonds, 3.125%, 8/15/44	1,000,000	845,938
U.S. Treasury Bonds, 2.50%, 2/15/45	7,600,000	5,728,945
U.S. Treasury Bonds, 2.50%, 2/15/46	8,000,000	5,993,125
U.S. Treasury Bonds, 2.75%, 8/15/47	5,000,000	3,905,273
U.S. Treasury Bonds, 2.75%, 11/15/47	5,000,000	3,904,492
U.S. Treasury Bonds, 3.00%, 8/15/48	2,100,000	1,725,609
U.S. Treasury Bonds, 3.375%, 11/15/48	39,000,000	34,423,594
U.S. Treasury Bonds, 2.875%, 5/15/49	10,000,000	8,051,953
U.S. Treasury Bonds, 2.25%, 8/15/49	20,000,000	14,070,312
U.S. Treasury Bonds, 2.375%, 11/15/49	4,000,000	2,893,516
U.S. Treasury Bonds, 2.00%, 2/15/50	15,000,000	9,916,113
U.S. Treasury Bonds, 1.25%, 5/15/50	4,500,000	2,423,408
U.S. Treasury Bonds, 1.625%, 11/15/50	1,000,000	595,371
U.S. Treasury Bonds, 2.25%, 2/15/52	5,000,000	3,478,906
U.S. Treasury Bonds, 2.875%, 5/15/52	40,000,000	32,062,500
U.S. Treasury Bonds, 3.00%, 8/15/52	14,500,000	11,951,172
U.S. Treasury Bonds, 4.00%, 11/15/52	58,000,000	58,099,688
U.S. Treasury Notes, 3.00%, 6/30/24(1)	30,000,000	29,285,156
U.S. Treasury Notes, 4.50%, 11/30/24(1)	8,000,000	8,000,938
U.S. Treasury Notes, 4.25%, 12/31/24(2)	5,000,000	4,983,008
U.S. Treasury Notes, 1.125%, 1/15/25	1,368,000	1,280,416
U.S. Treasury Notes, 2.875%, 6/15/25	20,000,000	19,332,812
U.S. Treasury Notes, 2.75%, 6/30/25	30,000,000	28,907,813
U.S. Treasury Notes, 3.50%, 9/15/25	65,000,000	63,710,156
U.S. Treasury Notes, 3.00%, 9/30/25	20,000,000	19,334,375
U.S. Treasury Notes, 4.50%, 11/15/25	180,000,000	181,110,938
U.S. Treasury Notes, 4.00%, 12/15/25	125,000,000	124,240,118
U.S. Treasury Notes, 2.625%, 12/31/25	8,000,000	7,651,875
U.S. Treasury Notes, 1.75%, 12/31/26	3,500,000	3,205,098
U.S. Treasury Notes, 2.625%, 5/31/27	57,000,000	53,738,086
U.S. Treasury Notes, 0.50%, 8/31/27	3,000,000	2,553,516
U.S. Treasury Notes, 0.625%, 11/30/27	20,000,000	16,985,156

U.S. Treasury Notes, 3.875%, 11/30/27	185,000,000	184,017,187
U.S. Treasury Notes, 1.25%, 3/31/28	17,000,000	14,779,375
U.S. Treasury Notes, 1.25%, 4/30/28	33,600,000	29,158,500
U.S. Treasury Notes, 1.25%, 6/30/28	7,000,000	6,054,180
U.S. Treasury Notes, 1.25%, 9/30/28	2,000,000	1,717,891
U.S. Treasury Notes, 1.875%, 2/28/29	15,000,000	13,286,133
U.S. Treasury Notes, 3.875%, 9/30/29	65,000,000	64,548,047
U.S. Treasury Notes, 3.875%, 11/30/29	115,000,000	114,254,296
U.S. Treasury Notes, 2.75%, 8/15/32	42,000,000	38,252,813
U.S. Treasury Notes, 4.125%, 11/15/32	120,000,000	122,484,374
TOTAL U.S. TREASURY SECURITIES (Cost $1,741,212,996)		1,649,081,694
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 24.0%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.2%
FHLMC, VRN, 3.39%, (1-year H15T1Y plus 2.25%), 9/1/35	187,332	190,475
FHLMC, VRN, 3.49%, (12-month LIBOR plus 1.87%), 7/1/36	536,873	542,738
FHLMC, VRN, 4.20%, (1-year H15T1Y plus 2.14%), 10/1/36	512,474	522,675
FHLMC, VRN, 3.30%, (1-year H15T1Y plus 2.26%), 4/1/37	434,624	440,913
FHLMC, VRN, 3.77%, (12-month LIBOR plus 1.89%), 7/1/41	171,384	171,346
FHLMC, VRN, 2.47%, (12-month LIBOR plus 1.65%), 12/1/42	198,949	198,699
FHLMC, VRN, 2.98%, (12-month LIBOR plus 1.63%), 1/1/44	764,902	765,994
FHLMC, VRN, 3.54%, (12-month LIBOR plus 1.60%), 6/1/45	463,693	467,743
FHLMC, VRN, 3.77%, (12-month LIBOR plus 1.63%), 8/1/46	611,146	614,336
FHLMC, VRN, 3.09%, (12-month LIBOR plus 1.64%), 9/1/47	443,216	430,389
FNMA, VRN, 3.97%, (6-month LIBOR plus 1.57%), 6/1/35	57,878	58,076
FNMA, VRN, 4.27%, (6-month LIBOR plus 1.57%), 6/1/35	235,849	236,866
FNMA, VRN, 4.39%, (6-month LIBOR plus 1.57%), 6/1/35	669,093	673,059
FNMA, VRN, 4.61%, (6-month LIBOR plus 1.57%), 6/1/35	362,429	364,384
FNMA, VRN, 3.90%, (6-month LIBOR plus 1.54%), 9/1/35	321,898	327,475
FNMA, VRN, 3.66%, (1 year H15T1Y plus 2.15%), 3/1/38	534,689	545,237
FNMA, VRN, 3.06%, (12-month LIBOR plus 1.60%), 4/1/46	727,336	750,101
FNMA, VRN, 3.18%, (12-month LIBOR plus 1.61%), 3/1/47	1,140,740	1,091,647
FNMA, VRN, 3.12%, (12-month LIBOR plus 1.61%), 4/1/47	674,409	645,063
FNMA, VRN, 2.81%, (12-month LIBOR plus 1.62%), 5/1/47	790,428	787,599
FNMA, VRN, 3.20%, (12-month LIBOR plus 1.62%), 5/1/47	215,421	212,860
		10,037,675
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 23.8%
FHLMC, 6.00%, 9/1/35	1,151,030	1,192,953
FHLMC, 6.00%, 2/1/38	651,157	681,264
FHLMC, 2.50%, 3/1/42	24,896,471	21,677,414
FHLMC, 3.00%, 1/1/50	26,316,287	23,299,953
FHLMC, 3.50%, 5/1/50	5,407,270	4,959,660
FHLMC, 2.50%, 10/1/50	25,861,495	22,014,446
FHLMC, 2.50%, 5/1/51	9,313,905	7,950,434
FHLMC, 3.50%, 5/1/51	34,891,252	32,076,858
FHLMC, 3.00%, 7/1/51	18,805,316	16,766,955
FHLMC, 3.00%, 7/1/51	13,518,305	11,894,481
FHLMC, 2.00%, 8/1/51	40,771,636	33,289,915
FHLMC, 2.00%, 8/1/51	28,681,525	23,423,318
FHLMC, 2.50%, 8/1/51	27,322,230	23,226,562
FHLMC, 4.00%, 8/1/51	12,199,963	11,550,363
FHLMC, 2.50%, 10/1/51	16,318,725	13,973,361
FHLMC, 3.00%, 12/1/51	19,723,446	17,343,148
FHLMC, 3.00%, 2/1/52	20,043,288	17,704,194
FHLMC, 3.50%, 5/1/52	16,869,447	15,472,905

FHLMC, 4.00%, 5/1/52	24,645,273	23,149,005
FHLMC, 4.00%, 5/1/52	21,217,451	19,988,223
FHLMC, 5.00%, 7/1/52	12,795,956	12,686,885
FHLMC, 6.00%, 11/1/52	58,115,041	59,322,663
FNMA, 6.00%, 12/1/33	455,866	471,929
FNMA, 3.50%, 3/1/34	1,931,556	1,854,807
FNMA, 2.00%, 5/1/36	16,073,041	14,357,204
FNMA, 2.00%, 6/1/36	53,041,837	47,374,596
FNMA, 2.00%, 1/1/37	20,616,629	18,414,718
FNMA, 2.00%, 1/1/37	8,056,008	7,178,372
FNMA, 6.00%, 9/1/37	821,050	855,407
FNMA, 6.00%, 11/1/37	745,258	773,421
FNMA, 4.50%, 4/1/39	883,290	875,436
FNMA, 4.50%, 5/1/39	2,501,124	2,478,240
FNMA, 6.50%, 5/1/39	441,748	464,780
FNMA, 4.50%, 9/1/39	775,120	766,270
FNMA, 4.50%, 10/1/39	4,343,853	4,309,693
FNMA, 4.50%, 11/1/40	567,683	562,635
FNMA, 3.50%, 12/1/40	89,707	84,015
FNMA, 4.00%, 8/1/41	3,824,640	3,688,925
FNMA, 4.50%, 9/1/41	486,615	481,450
FNMA, 3.50%, 10/1/41	3,394,092	3,180,448
FNMA, 3.50%, 12/1/41	2,737,544	2,565,065
FNMA, 4.00%, 12/1/41	1,565,212	1,504,575
FNMA, 3.50%, 2/1/42	4,002,110	3,749,991
FNMA, 2.50%, 3/1/42	23,397,174	20,372,000
FNMA, 3.50%, 5/1/42	785,665	736,203
FNMA, 2.50%, 6/1/42	19,787,451	17,229,970
FNMA, 3.50%, 6/1/42	10,340,741	9,689,206
FNMA, 3.50%, 8/1/42	6,901,460	6,466,534
FNMA, 3.50%, 9/1/42	1,142,655	1,070,293
FNMA, 4.00%, 11/1/45	1,336,583	1,278,171
FNMA, 4.00%, 11/1/45	1,202,258	1,152,697
FNMA, 4.00%, 2/1/46	2,078,927	1,991,939
FNMA, 4.00%, 4/1/46	3,308,842	3,171,076
FNMA, 3.00%, 5/1/50	3,802,198	3,437,642
FNMA, 3.00%, 6/1/50	22,008,981	19,455,430
FNMA, 3.00%, 6/1/51	1,851,781	1,656,173
FNMA, 2.50%, 12/1/51	25,791,396	21,927,084
FNMA, 2.50%, 12/1/51	4,046,396	3,437,515
FNMA, 2.50%, 1/1/52	7,163,893	6,085,919
FNMA, 3.00%, 2/1/52	34,668,245	30,516,584
FNMA, 3.00%, 2/1/52	19,480,917	17,207,251
FNMA, 2.00%, 3/1/52	51,597,064	42,323,462
FNMA, 2.50%, 3/1/52	32,171,427	27,462,657
FNMA, 3.00%, 3/1/52	24,037,712	21,306,700
FNMA, 3.00%, 4/1/52	12,051,212	10,644,807
FNMA, 3.50%, 4/1/52	9,182,417	8,356,100
FNMA, 4.00%, 4/1/52	25,777,342	24,371,883
FNMA, 4.00%, 4/1/52	12,185,569	11,524,371
FNMA, 4.00%, 4/1/52	8,668,043	8,153,434
FNMA, 3.00%, 5/1/52	18,564,089	16,462,732
FNMA, 3.50%, 5/1/52	37,143,062	33,891,424
FNMA, 3.50%, 5/1/52	28,871,121	26,606,778
FNMA, 3.00%, 6/1/52	7,740,381	6,864,181

FNMA, 4.50%, 7/1/52	20,734,496	19,992,979
FNMA, 5.00%, 8/1/52	60,349,514	59,587,810
FNMA, 5.00%, 9/1/52	17,689,637	17,530,455
FNMA, 5.00%, 10/1/52	28,079,038	27,744,395
FNMA, 5.50%, 10/1/52	29,830,642	29,956,104
FNMA, 4.00%, 6/1/57	2,735,842	2,623,913
FNMA, 4.00%, 11/1/59	2,669,587	2,547,050
GNMA, 7.00%, 4/20/26	496	501
GNMA, 7.50%, 8/15/26	1,189	1,251
GNMA, 8.00%, 8/15/26	359	365
GNMA, 8.00%, 6/15/27	1,987	1,987
GNMA, 6.50%, 3/15/28	2,725	2,805
GNMA, 6.50%, 5/15/28	6,911	7,113
GNMA, 7.00%, 5/15/31	8,364	8,704
GNMA, 6.00%, 7/15/33	281,223	296,795
GNMA, 4.50%, 8/15/33	587,006	579,156
GNMA, 6.00%, 9/20/38	219,982	232,474
GNMA, 5.50%, 11/15/38	297,501	304,298
GNMA, 5.50%, 11/15/38	121,789	123,656
GNMA, 5.50%, 1/15/39	342,442	355,379
GNMA, 6.00%, 1/20/39	80,689	85,295
GNMA, 6.00%, 2/20/39	79,231	83,761
GNMA, 4.50%, 4/15/39	463,688	456,877
GNMA, 4.50%, 6/15/39	674,258	670,564
GNMA, 5.00%, 9/15/39	19,983	20,399
GNMA, 5.50%, 9/15/39	28,421	29,745
GNMA, 5.00%, 10/15/39	314,825	321,450
GNMA, 4.50%, 1/15/40	579,165	575,459
GNMA, 4.00%, 11/20/40	788,980	763,075
GNMA, 4.00%, 12/15/40	307,501	295,076
GNMA, 4.50%, 12/15/40	1,361,501	1,354,037
GNMA, 4.50%, 6/15/41	249,562	248,194
GNMA, 3.50%, 4/20/42	1,793,548	1,691,513
GNMA, 3.50%, 6/20/42	5,797,772	5,467,865
GNMA, 3.50%, 3/20/43	254,031	239,942
GNMA, 3.50%, 4/20/43	1,568,388	1,479,149
GNMA, 3.50%, 3/15/46	991,788	934,399
GNMA, 3.00%, 4/20/50	9,703,723	8,728,742
GNMA, 3.00%, 5/20/50	9,887,248	8,888,777
GNMA, 3.00%, 6/20/50	14,820,892	13,371,940
GNMA, 3.00%, 7/20/50	26,166,615	23,510,356
GNMA, 2.00%, 10/20/50	79,436,885	67,143,755
GNMA, 2.50%, 11/20/50	34,641,533	29,166,191
GNMA, 2.50%, 2/20/51	24,855,757	21,666,852
GNMA, 3.50%, 2/20/51	2,477,639	2,301,024
GNMA, 3.50%, 6/20/51	17,595,490	16,334,688
GNMA, 2.50%, 9/20/51	21,475,891	18,664,793
GNMA, 5.50%, 9/20/52	23,033,939	23,217,816
GNMA, 5.50%, 12/20/52	29,955,000	30,169,189
		1,374,265,266
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $1,457,585,451)		1,384,302,941
CORPORATE BONDS — 23.7%
Aerospace and Defense — 0.2%
Lockheed Martin Corp., 5.25%, 1/15/33	3,271,000	3,383,237

Raytheon Technologies Corp., 4.125%, 11/16/28	8,766,000	8,407,991
Raytheon Technologies Corp., 3.125%, 7/1/50	3,150,000	2,220,144
		14,011,372
Air Freight and Logistics — 0.1%
GXO Logistics, Inc., 2.65%, 7/15/31	5,697,000	4,219,556
Airlines — 0.2%
British Airways Pass Through Trust, Series 2021-1, Class A, 2.90%, 9/15/36(3)	3,059,323	2,498,887
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.75%, 10/20/28(3)	5,222,000	4,916,563
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27(3)	4,906,007	4,888,355
		12,303,805
Auto Components†
Aptiv PLC, 3.10%, 12/1/51	2,435,000	1,448,459
Automobiles — 0.4%
General Motors Co., 5.15%, 4/1/38	3,276,000	2,838,001
General Motors Financial Co., Inc., 2.75%, 6/20/25	13,221,000	12,388,207
General Motors Financial Co., Inc., 2.40%, 10/15/28	5,113,000	4,249,008
Toyota Motor Credit Corp., 1.90%, 4/6/28	6,980,000	6,081,387
		25,556,603
Banks — 3.6%
Banco Santander SA, VRN, 1.72%, 9/14/27	6,600,000	5,645,691
Banco Santander SA, VRN, 4.18%, 3/24/28	3,400,000	3,158,539
Bank of America Corp., VRN, 3.38%, 4/2/26	6,250,000	5,974,281
Bank of America Corp., VRN, 2.55%, 2/4/28	2,618,000	2,328,953
Bank of America Corp., VRN, 6.20%, 11/10/28	6,907,000	7,143,692
Bank of America Corp., VRN, 3.42%, 12/20/28	17,151,000	15,559,685
Bank of America Corp., VRN, 2.88%, 10/22/30	11,410,000	9,569,206
Bank of America Corp., VRN, 4.57%, 4/27/33	4,495,000	4,124,294
Bank of America Corp., VRN, 5.02%, 7/22/33	4,303,000	4,097,940
Bank of America Corp., VRN, 2.48%, 9/21/36	5,400,000	3,980,108
Bank of Ireland Group PLC, VRN, 2.03%, 9/30/27(3)	2,942,000	2,487,949
Bank of Nova Scotia, 5.25%, 12/6/24	5,140,000	5,153,378
Citigroup, Inc., VRN, 3.07%, 2/24/28	7,444,000	6,721,631
Citigroup, Inc., VRN, 3.67%, 7/24/28	2,100,000	1,931,924
Citigroup, Inc., VRN, 3.52%, 10/27/28	8,756,000	8,003,399
Citigroup, Inc., VRN, 3.79%, 3/17/33	2,825,000	2,423,784
FNB Corp., 2.20%, 2/24/23	7,603,000	7,565,274
HSBC Holdings PLC, VRN, 0.73%, 8/17/24	5,160,000	4,973,505
HSBC Holdings PLC, VRN, 1.16%, 11/22/24	2,124,000	2,023,747
HSBC Holdings PLC, VRN, 2.80%, 5/24/32	4,440,000	3,445,391
HSBC Holdings PLC, VRN, 5.40%, 8/11/33	4,057,000	3,768,333
Huntington National Bank, 5.65%, 1/10/30	8,030,000	8,110,338
JPMorgan Chase & Co., VRN, 1.58%, 4/22/27	5,225,000	4,597,029
JPMorgan Chase & Co., VRN, 2.95%, 2/24/28	12,049,000	10,916,840
JPMorgan Chase & Co., VRN, 2.07%, 6/1/29	10,552,000	8,831,236
JPMorgan Chase & Co., VRN, 2.52%, 4/22/31	26,883,000	22,057,384
National Australia Bank Ltd., 2.33%, 8/21/30(3)	4,610,000	3,519,349
Royal Bank of Canada, 6.00%, 11/1/27	7,930,000	8,280,975
Toronto-Dominion Bank, 2.00%, 9/10/31	4,803,000	3,794,014
Toronto-Dominion Bank, 2.45%, 1/12/32	5,135,000	4,172,656
Toronto-Dominion Bank, 4.46%, 6/8/32	2,797,000	2,674,449
Truist Financial Corp., VRN, 4.12%, 6/6/28	2,518,000	2,413,917
U.S. Bancorp, VRN, 5.85%, 10/21/33	2,600,000	2,707,569
Wells Fargo & Co., VRN, 4.54%, 8/15/26	3,810,000	3,737,437
Wells Fargo & Co., VRN, 3.35%, 3/2/33	3,660,000	3,093,003
Wells Fargo & Co., VRN, 3.07%, 4/30/41	10,120,000	7,255,907

Wells Fargo & Co., VRN, 4.61%, 4/25/53	2,793,000	2,379,548
		208,622,355
Beverages — 0.4%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46	7,777,000	7,109,078
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 1/23/29	11,491,000	11,367,316
Keurig Dr Pepper, Inc., 4.05%, 4/15/32	2,740,000	2,500,307
PepsiCo, Inc., 3.90%, 7/18/32	2,222,000	2,101,957
		23,078,658
Biotechnology — 0.6%
AbbVie, Inc., 3.20%, 11/21/29	12,806,000	11,573,440
AbbVie, Inc., 4.40%, 11/6/42	8,815,000	7,686,561
Amgen, Inc., 4.05%, 8/18/29	13,980,000	13,095,764
		32,355,765
Capital Markets — 2.4%
Deutsche Bank AG, 5.37%, 9/9/27	8,145,000	8,177,129
Deutsche Bank AG, VRN, 4.30%, 5/24/28	6,681,000	6,286,258
FS KKR Capital Corp., 4.25%, 2/14/25(3)	1,979,000	1,856,566
Goldman Sachs Group, Inc., VRN, 1.76%, 1/24/25	9,706,000	9,294,093
Goldman Sachs Group, Inc., VRN, 1.95%, 10/21/27	11,969,000	10,481,128
Goldman Sachs Group, Inc., VRN, 2.64%, 2/24/28	11,830,000	10,550,113
Goldman Sachs Group, Inc., VRN, 3.81%, 4/23/29	1,641,000	1,501,872
Goldman Sachs Group, Inc., VRN, 1.99%, 1/27/32	14,195,000	10,846,443
Golub Capital BDC, Inc., 2.50%, 8/24/26	2,794,000	2,375,432
Morgan Stanley, VRN, 0.53%, 1/25/24	19,727,000	19,595,177
Morgan Stanley, VRN, 1.16%, 10/21/25	10,317,000	9,503,803
Morgan Stanley, VRN, 2.63%, 2/18/26	14,569,000	13,691,678
Morgan Stanley, VRN, 2.70%, 1/22/31	8,430,000	6,984,207
Morgan Stanley, VRN, 2.51%, 10/20/32	4,830,000	3,792,701
Morgan Stanley, VRN, 6.34%, 10/18/33	6,170,000	6,484,691
Morgan Stanley, VRN, 2.48%, 9/16/36	2,579,000	1,875,939
Owl Rock Capital Corp., 3.40%, 7/15/26	1,084,000	947,776
Owl Rock Core Income Corp., 3.125%, 9/23/26	3,070,000	2,616,570
UBS Group AG, VRN, 1.49%, 8/10/27(3)	11,579,000	9,976,315
		136,837,891
Chemicals — 0.1%
CF Industries, Inc., 5.15%, 3/15/34	2,590,000	2,459,957
CF Industries, Inc., 4.95%, 6/1/43	3,700,000	3,181,426
		5,641,383
Commercial Services and Supplies — 0.1%
Republic Services, Inc., 2.30%, 3/1/30	4,257,000	3,572,352
Waste Connections, Inc., 3.20%, 6/1/32	6,376,000	5,487,613
		9,059,965
Construction and Engineering — 0.1%
Quanta Services, Inc., 2.35%, 1/15/32	7,748,000	5,902,491
Construction Materials — 0.1%
Eagle Materials, Inc., 2.50%, 7/1/31	5,253,000	4,133,366
Consumer Finance†
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 1.65%, 10/29/24	2,133,000	1,968,914
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 2.45%, 10/29/26	776,000	679,573
		2,648,487
Containers and Packaging — 0.2%
Sonoco Products Co., 2.25%, 2/1/27	7,177,000	6,391,826
WRKCo, Inc., 3.00%, 9/15/24	3,525,000	3,371,050
		9,762,876

Diversified Consumer Services — 0.2%
Duke University, 3.30%, 10/1/46	3,000,000	2,248,477
Novant Health, Inc., 3.17%, 11/1/51	5,345,000	3,716,942
Pepperdine University, 3.30%, 12/1/59	6,183,000	3,906,865
		9,872,284
Diversified Financial Services — 0.2%
Antares Holdings LP, 2.75%, 1/15/27(3)	4,144,000	3,324,827
Block Financial LLC, 3.875%, 8/15/30	7,371,000	6,466,142
		9,790,969
Diversified Telecommunication Services — 0.7%
AT&T, Inc., 4.35%, 3/1/29	5,403,000	5,149,476
AT&T, Inc., 4.50%, 5/15/35	6,007,000	5,481,690
AT&T, Inc., 4.90%, 8/15/37	6,055,000	5,588,711
AT&T, Inc., 4.55%, 3/9/49	3,509,000	2,894,153
Ooredoo International Finance Ltd., 3.25%, 2/21/23	1,933,000	1,927,378
Ooredoo International Finance Ltd., 2.625%, 4/8/31(3)	3,700,000	3,188,401
Telefonica Emisiones SA, 4.90%, 3/6/48	4,295,000	3,318,547
Verizon Communications, Inc., 4.33%, 9/21/28	5,085,000	4,899,333
Verizon Communications, Inc., 4.27%, 1/15/36	8,675,000	7,753,559
		40,201,248
Electric Utilities — 1.8%
AEP Texas, Inc., 2.10%, 7/1/30	7,288,000	5,924,991
Baltimore Gas & Electric Co., 2.25%, 6/15/31	3,947,000	3,207,337
Baltimore Gas & Electric Co., 4.55%, 6/1/52	2,217,000	1,970,518
CenterPoint Energy Houston Electric LLC, 4.45%, 10/1/32	6,380,000	6,170,548
Commonwealth Edison Co., 3.20%, 11/15/49	4,602,000	3,295,214
Duke Energy Carolinas LLC, 2.55%, 4/15/31	2,596,000	2,173,558
Duke Energy Corp., 2.55%, 6/15/31	2,920,000	2,386,560
Duke Energy Corp., 5.00%, 8/15/52	3,750,000	3,347,850
Duke Energy Florida LLC, 1.75%, 6/15/30	4,706,000	3,751,620
Duke Energy Florida LLC, 3.85%, 11/15/42	2,673,000	2,159,698
Duke Energy Florida LLC, 5.95%, 11/15/52	2,275,000	2,435,769
Duke Energy Progress LLC, 2.00%, 8/15/31	7,400,000	5,866,074
Duke Energy Progress LLC, 4.15%, 12/1/44	5,693,000	4,769,723
Entergy Arkansas LLC, 2.65%, 6/15/51	3,298,000	2,002,893
Exelon Corp., 4.45%, 4/15/46	2,647,000	2,248,609
Exelon Corp., 4.10%, 3/15/52(3)	1,207,000	970,888
Florida Power & Light Co., 2.45%, 2/3/32	3,703,000	3,095,214
Florida Power & Light Co., 4.125%, 2/1/42	3,131,000	2,726,458
MidAmerican Energy Co., 4.40%, 10/15/44	5,027,000	4,465,130
NextEra Energy Capital Holdings, Inc., 5.00%, 7/15/32	5,767,000	5,673,631
Northern States Power Co., 3.20%, 4/1/52	4,200,000	3,007,722
Pacific Gas & Electric Co., 4.20%, 6/1/41	2,695,000	2,005,208
PacifiCorp, 3.30%, 3/15/51	4,128,000	2,984,529
PECO Energy Co., 4.375%, 8/15/52	5,740,000	5,081,984
Public Service Co. of Colorado, 1.875%, 6/15/31	5,499,000	4,391,336
Public Service Electric & Gas Co., 3.10%, 3/15/32	4,354,000	3,818,343
Southern Co. Gas Capital Corp., 1.75%, 1/15/31	6,205,000	4,770,853
Union Electric Co., 3.90%, 4/1/52	3,640,000	2,952,044
Xcel Energy, Inc., 3.40%, 6/1/30	4,854,000	4,341,600
Xcel Energy, Inc., 4.60%, 6/1/32	2,240,000	2,145,989
		104,141,891
Energy Equipment and Services — 0.1%
Schlumberger Investment SA, 2.65%, 6/26/30	5,360,000	4,610,583

Entertainment — 0.2%
Warnermedia Holdings, Inc., 3.76%, 3/15/27(3)	3,889,000	3,507,695
Warnermedia Holdings, Inc., 5.05%, 3/15/42(3)	5,902,000	4,536,424
Warnermedia Holdings, Inc., 5.14%, 3/15/52(3)	1,512,000	1,105,011
		9,149,130
Equity Real Estate Investment Trusts (REITs) — 0.6%
Alexandria Real Estate Equities, Inc., 4.50%, 7/30/29	639,000	606,622
American Tower Corp., 3.95%, 3/15/29	6,090,000	5,626,732
Broadstone Net Lease LLC, 2.60%, 9/15/31	2,721,000	2,045,834
Corporate Office Properties LP, 2.00%, 1/15/29	4,580,000	3,521,259
EPR Properties, 4.75%, 12/15/26	1,186,000	1,067,196
Equinix, Inc., 2.90%, 11/18/26	9,945,000	9,103,318
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	6,550,000	6,436,666
National Retail Properties, Inc., 4.80%, 10/15/48	4,265,000	3,559,522
Realty Income Corp., 3.25%, 1/15/31	4,876,000	4,240,446
		36,207,595
Food and Staples Retailing — 0.1%
Sysco Corp., 5.95%, 4/1/30	8,069,000	8,370,937
Food Products — 0.4%
JDE Peet's NV, 2.25%, 9/24/31(3)	7,952,000	6,030,066
Kraft Heinz Foods Co., 3.875%, 5/15/27	5,500,000	5,263,357
Kraft Heinz Foods Co., 5.00%, 6/4/42	6,205,000	5,640,602
Mondelez International, Inc., 2.625%, 3/17/27	5,600,000	5,085,015
		22,019,040
Gas Utilities — 0.2%
Infraestructura Energetica Nova SAPI de CV, 4.75%, 1/15/51(3)	8,381,000	6,343,301
Southern California Gas Co., 6.35%, 11/15/52	2,844,000	3,129,189
		9,472,490
Health Care Equipment and Supplies — 0.7%
Baxter International, Inc., 1.92%, 2/1/27	8,287,000	7,358,917
Baxter International, Inc., 2.54%, 2/1/32	11,395,000	9,081,680
GE HealthCare Technologies, Inc., 5.65%, 11/15/27	12,640,000	12,810,065
Zimmer Biomet Holdings, Inc., 1.45%, 11/22/24	14,190,000	13,202,145
		42,452,807
Health Care Providers and Services — 1.3%
Centene Corp., 2.45%, 7/15/28	9,250,000	7,825,222
Centene Corp., 4.625%, 12/15/29	4,011,000	3,674,440
Centene Corp., 3.375%, 2/15/30	6,630,000	5,619,754
CVS Health Corp., 4.78%, 3/25/38	2,878,000	2,633,149
CVS Health Corp., 5.05%, 3/25/48	3,320,000	2,996,749
Duke University Health System, Inc., 3.92%, 6/1/47	2,697,000	2,231,915
HCA, Inc., 2.375%, 7/15/31	3,790,000	2,959,413
Humana, Inc., 2.15%, 2/3/32	18,866,000	14,770,766
Kaiser Foundation Hospitals, 3.00%, 6/1/51	4,160,000	2,853,000
Roche Holdings, Inc., 2.61%, 12/13/51(3)	6,740,000	4,397,100
UnitedHealth Group, Inc., 5.35%, 2/15/33	20,665,000	21,387,954
UnitedHealth Group, Inc., 5.875%, 2/15/53	4,270,000	4,638,682
		75,988,144
Hotels, Restaurants and Leisure†
Marriott International, Inc., 3.50%, 10/15/32	3,656,000	3,051,434
Household Durables — 0.2%
D.R. Horton, Inc., 2.50%, 10/15/24	5,488,000	5,229,507
Safehold Operating Partnership LP, 2.85%, 1/15/32	5,511,000	4,197,663
		9,427,170

Household Products — 0.2%
Clorox Co., 4.60%, 5/1/32	11,156,000	10,765,199
Insurance — 0.1%
Athene Global Funding, 1.99%, 8/19/28(3)	2,963,000	2,389,083
Sammons Financial Group, Inc., 4.75%, 4/8/32(3)	2,689,000	2,252,916
SBL Holdings, Inc., 5.125%, 11/13/26(3)	1,467,000	1,287,268
		5,929,267
Internet and Direct Marketing Retail — 0.5%
Amazon.com, Inc., 4.70%, 11/29/24	5,840,000	5,848,477
Amazon.com, Inc., 4.60%, 12/1/25	5,840,000	5,832,183
Amazon.com, Inc., 4.55%, 12/1/27	2,920,000	2,915,616
Amazon.com, Inc., 3.60%, 4/13/32	13,445,000	12,343,579
		26,939,855
IT Services — 0.1%
Fiserv, Inc., 2.65%, 6/1/30	6,280,000	5,293,644
Life Sciences Tools and Services — 0.1%
Danaher Corp., 2.80%, 12/10/51	5,175,000	3,444,148
Machinery — 0.2%
John Deere Capital Corp., 4.85%, 10/11/29	2,608,000	2,616,775
John Deere Capital Corp., 4.35%, 9/15/32	7,820,000	7,621,470
		10,238,245
Media — 0.8%
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.125%, 7/1/49	3,285,000	2,497,077
Charter Communications Operating LLC / Charter Communications Operating Capital, 3.70%, 4/1/51	5,775,000	3,532,347
Comcast Corp., 5.65%, 6/15/35	4,473,000	4,704,138
Comcast Corp., 6.50%, 11/15/35	3,475,000	3,879,905
Comcast Corp., 3.75%, 4/1/40	6,957,000	5,766,476
Comcast Corp., 2.94%, 11/1/56	4,955,000	3,086,913
Fox Corp., 5.48%, 1/25/39	2,374,000	2,169,458
Paramount Global, 4.95%, 1/15/31	3,030,000	2,700,038
Paramount Global, 4.375%, 3/15/43	2,120,000	1,466,983
Time Warner Cable LLC, 4.50%, 9/15/42	7,625,000	5,609,527
Univision Communications, Inc., 1.65%, 9/1/26	7,147,000	6,135,019
Univision Communications, Inc., 2.65%, 10/15/30	6,358,000	5,074,890
		46,622,771
Metals and Mining — 0.3%
Glencore Funding LLC, 2.625%, 9/23/31(3)	7,530,000	6,017,293
Minera Mexico SA de CV, 4.50%, 1/26/50(3)	3,817,000	2,888,610
Nucor Corp., 3.125%, 4/1/32	3,181,000	2,705,074
South32 Treasury Ltd., 4.35%, 4/14/32(3)	5,400,000	4,634,739
		16,245,716
Multi-Utilities — 0.7%
Abu Dhabi National Energy Co. PJSC, 2.00%, 4/29/28(3)	4,670,000	4,157,692
Ameren Corp., 3.50%, 1/15/31	7,733,000	6,858,676
Ameren Illinois Co., 3.85%, 9/1/32	3,015,000	2,810,099
Ameren Illinois Co., 5.90%, 12/1/52	1,706,000	1,863,802
CenterPoint Energy, Inc., 2.65%, 6/1/31	4,853,000	4,019,152
Dominion Energy, Inc., 4.90%, 8/1/41	4,957,000	4,400,618
Dominion Energy, Inc., 4.85%, 8/15/52	3,730,000	3,241,069
Sempra Energy, 3.25%, 6/15/27	4,523,000	4,191,082
WEC Energy Group, Inc., 1.375%, 10/15/27	7,970,000	6,773,438
		38,315,628
Oil, Gas and Consumable Fuels — 2.0%
Aker BP ASA, 3.75%, 1/15/30(3)	7,621,000	6,720,977
Aker BP ASA, 4.00%, 1/15/31(3)	1,868,000	1,641,669

BP Capital Markets America, Inc., 3.06%, 6/17/41	4,280,000	3,185,524
Cenovus Energy, Inc., 2.65%, 1/15/32	4,780,000	3,828,821
Continental Resources, Inc., 2.27%, 11/15/26(3)	4,850,000	4,208,620
Diamondback Energy, Inc., 6.25%, 3/15/33	5,400,000	5,497,673
Enbridge, Inc., 3.40%, 8/1/51	1,980,000	1,353,004
Energy Transfer LP, 4.25%, 3/15/23	6,430,000	6,414,797
Energy Transfer LP, 3.75%, 5/15/30	6,980,000	6,170,263
Energy Transfer LP, 5.75%, 2/15/33	5,588,000	5,477,833
Energy Transfer LP, 4.90%, 3/15/35	6,327,000	5,656,860
Enterprise Products Operating LLC, 4.85%, 3/15/44	7,222,000	6,400,736
Enterprise Products Operating LLC, 3.30%, 2/15/53	3,659,000	2,450,426
Equinor ASA, 3.25%, 11/18/49	2,481,000	1,814,264
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40(3)	11,598,360	9,366,342
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	4,328,000	4,381,374
MPLX LP, 2.65%, 8/15/30	5,080,000	4,128,284
Petroleos Mexicanos, 3.50%, 1/30/23	3,434,000	3,424,488
Petroleos Mexicanos, 4.625%, 9/21/23	1,800,000	1,775,664
Petroleos Mexicanos, 6.70%, 2/16/32	1,000,000	787,202
Petroleos Mexicanos, 6.625%, 6/15/35	1,050,000	764,171
SA Global Sukuk Ltd., 2.69%, 6/17/31(3)	13,125,000	11,242,823
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	8,590,000	8,608,561
Saudi Arabian Oil Co., 1.625%, 11/24/25(3)	3,000,000	2,740,221
Shell International Finance BV, 2.375%, 11/7/29	5,500,000	4,765,598
Shell International Finance BV, 4.375%, 5/11/45	3,230,000	2,838,351
		115,644,546
Paper and Forest Products — 0.1%
Georgia-Pacific LLC, 2.10%, 4/30/27(3)	7,095,000	6,367,016
Personal Products†
GSK Consumer Healthcare Capital US LLC, 4.00%, 3/24/52	2,795,000	2,193,962
Pharmaceuticals — 0.6%
Bristol-Myers Squibb Co., 2.95%, 3/15/32	6,671,000	5,822,611
Bristol-Myers Squibb Co., 2.55%, 11/13/50	5,441,000	3,432,789
Merck & Co., Inc., 1.70%, 6/10/27	5,238,000	4,651,722
Utah Acquisition Sub, Inc., 3.95%, 6/15/26	13,870,000	12,983,659
Viatris, Inc., 4.00%, 6/22/50	2,059,000	1,275,738
Zoetis, Inc., 5.60%, 11/16/32	6,624,000	6,887,921
		35,054,440
Real Estate Management and Development — 0.1%
Essential Properties LP, 2.95%, 7/15/31	5,160,000	3,764,027
Road and Rail — 0.5%
Ashtead Capital, Inc., 5.50%, 8/11/32(3)	5,818,000	5,581,760
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	3,073,000	2,639,105
Burlington Northern Santa Fe LLC, 3.30%, 9/15/51	3,270,000	2,396,382
CSX Corp., 4.10%, 11/15/32	4,550,000	4,279,793
DAE Funding LLC, 1.55%, 8/1/24(3)	2,949,000	2,742,300
Norfolk Southern Corp., 4.55%, 6/1/53	3,263,000	2,854,401
Union Pacific Corp., 3.55%, 8/15/39	7,826,000	6,494,691
United Rentals North America, Inc., 6.00%, 12/15/29(3)	3,000,000	2,987,025
		29,975,457
Semiconductors and Semiconductor Equipment — 0.3%
Broadcom, Inc., 4.00%, 4/15/29(3)	4,287,000	3,903,318
Broadcom, Inc., 4.93%, 5/15/37(3)	4,697,000	4,114,370
Intel Corp., 3.20%, 8/12/61	6,948,000	4,383,397
Micron Technology, Inc., 6.75%, 11/1/29	4,320,000	4,397,905
QUALCOMM, Inc., 5.40%, 5/20/33	1,795,000	1,874,905

QUALCOMM, Inc., 6.00%, 5/20/53	1,630,000	1,741,539
		20,415,434
Software — 0.1%
Oracle Corp., 3.90%, 5/15/35	4,490,000	3,769,562
Oracle Corp., 3.85%, 7/15/36	2,760,000	2,266,354
Oracle Corp., 3.60%, 4/1/40	3,970,000	2,926,812
		8,962,728
Specialty Retail — 0.7%
Dick's Sporting Goods, Inc., 3.15%, 1/15/32	7,897,000	6,182,874
Home Depot, Inc., 3.90%, 6/15/47	14,432,000	11,937,881
Lowe's Cos., Inc., 2.625%, 4/1/31	11,420,000	9,490,598
Lowe's Cos., Inc., 4.25%, 4/1/52	11,005,000	8,779,771
O'Reilly Automotive, Inc., 4.70%, 6/15/32	4,287,000	4,156,703
		40,547,827
Technology Hardware, Storage and Peripherals — 0.3%
Apple, Inc., 3.25%, 8/8/29	10,335,000	9,576,314
Apple, Inc., 3.95%, 8/8/52	5,995,000	5,128,638
Dell International LLC / EMC Corp., 8.10%, 7/15/36	1,840,000	2,069,087
		16,774,039
Trading Companies and Distributors — 0.1%
Aircastle Ltd., 5.25%, 8/11/25(3)	3,703,000	3,564,863
Water Utilities — 0.2%
American Water Capital Corp., 4.45%, 6/1/32	7,940,000	7,620,267
Essential Utilities, Inc., 2.70%, 4/15/30	6,137,000	5,161,123
		12,781,390
Wireless Telecommunication Services — 0.5%
T-Mobile USA, Inc., 4.75%, 2/1/28	14,359,000	13,992,742
T-Mobile USA, Inc., 3.375%, 4/15/29	10,795,000	9,528,687
T-Mobile USA, Inc., 4.375%, 4/15/40	4,855,000	4,163,215
		27,684,644
TOTAL CORPORATE BONDS (Cost $1,544,320,840)		1,367,863,600
COLLATERALIZED LOAN OBLIGATIONS — 6.7%
ABPCI Direct Lending Fund CLO IV Ltd., Series 2017-2A, Class BR, VRN, 6.26%, (3-month LIBOR plus 1.90%), 10/27/33(3)	9,900,000	9,256,433
AIMCO CLO Ltd., Series 2019-10A, Class BR, VRN, 5.92%, (3-month LIBOR plus 1.60%), 7/22/32(3)	12,275,000	11,885,371
Arbor Realty Collateralized Loan Obligation Ltd., Series 2020-FL1, Class AS, VRN, 5.85%, (1-month SOFR plus 1.51%), 2/15/35(3)	9,764,000	9,551,177
Arbor Realty Commercial Real Estate Notes Ltd., Series 2019-FL2, Class A, VRN, 5.65%, (1-month SOFR plus 1.31%), 9/15/34(3)	7,105,396	7,094,347
ARES LII CLO Ltd., Series 2019-52A, Class BR, VRN, 5.97%, (3-month LIBOR plus 1.65%), 4/22/31(3)	9,250,000	8,930,998
Ares XL CLO Ltd., Series 2016-40A, Class BRR, VRN, 5.88%, (3-month LIBOR plus 1.80%), 1/15/29(3)	8,900,000	8,469,556
BDS Ltd., Series 2021-FL7, Class C, VRN, 6.04%, (1-month LIBOR plus 1.70%), 6/16/36(3)	19,000,000	17,952,338
BDS Ltd., Series 2021-FL8, Class C, VRN, 5.89%, (1-month LIBOR plus 1.55%), 1/18/36(3)	5,768,000	5,419,386
BDS Ltd., Series 2021-FL8, Class D, VRN, 6.24%, (1-month LIBOR plus 1.90%), 1/18/36(3)	7,200,000	6,659,470
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 5.26%, (3-month LIBOR plus 1.02%), 4/20/31(3)	9,375,000	9,181,388
BXMT Ltd., Series 2020-FL2, Class C, VRN, 6.09%, (1-month SOFR plus 1.76%), 2/15/38(3)	11,971,000	11,556,073
Canyon Capital CLO Ltd., Series 2017-1A, Class BR, VRN, 5.68%, (3-month LIBOR plus 1.60%), 7/15/30(3)	5,725,000	5,545,503
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class BRR, VRN, 6.85%, (3-month LIBOR plus 2.20%), 8/14/30(3)	8,150,000	7,811,589
Carlyle Global Market Strategies CLO Ltd., Series 2019-2A, Class A2R, VRN, 5.73%, (3-month LIBOR plus 1.65%), 7/15/32	14,600,000	14,097,674
CarVal CLO III Ltd., Series 2019-2A, Class BR, VRN, 5.84%, (3-month LIBOR plus 1.60%), 7/20/32(3)	8,750,000	8,480,500
Cedar Funding X CLO Ltd., Series 2019-10A, Class BR, VRN, 5.84%, (3-month LIBOR plus 1.60%), 10/20/32(3)	7,650,000	7,415,287
Cerberus Loan Funding XXXIII LP, Series 2021-3A, Class A, VRN, 5.64%, (3-month LIBOR plus 1.56%), 7/23/33(3)	13,925,000	13,372,669
Cerberus Loan Funding XXXIX LP, Series 2022-3A, Class A, VRN, 7.03%, (3-month SOFR plus 2.40%), 1/20/33(2)	12,350,000	12,350,000

Cerberus Loan Funding XXXVI LP, Series 2021-6A, Class A, VRN, 5.48%, (3-month LIBOR plus 1.40%), 11/22/33(3)	5,122,169	5,100,357
CFIP CLO Ltd., Series 2014-1A, Class AR, VRN, 5.26%, (3-month LIBOR plus 1.32%), 7/13/29(3)	8,595,635	8,574,929
FS Rialto Issuer LLC, Series 2021-AFC1, Class A, SEQ, VRN, 6.90%, (1-month SOFR plus 2.58%), 8/17/37(3)	9,545,000	9,437,481
KKR CLO Ltd., Series 2018, Class BR, VRN, 5.79%, (3-month LIBOR plus 1.60%), 7/18/30(3)	9,725,000	9,479,197
KKR CLO Ltd., Series 2022A, Class A, VRN, 5.39%, (3-month LIBOR plus 1.15%), 7/20/31(3)	8,425,000	8,288,668
KKR CLO Ltd., Series 2030A, Class BR, VRN, 5.68%, (3-month LIBOR plus 1.60%), 10/17/31(3)	12,225,000	11,888,338
KREF Ltd., Series 2021-FL2, Class B, VRN, 5.98%, (1-month LIBOR plus 1.65%), 2/15/39(3)	12,900,000	12,369,312
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class BR, VRN, 5.73%, (3-month LIBOR plus 1.65%), 7/15/33(3)	16,550,000	16,075,919
MF1 Ltd., Series 2021-FL7, Class AS, VRN, 5.79%, (1-month LIBOR plus 1.45%), 10/16/36(3)	17,817,000	17,040,434
Octagon Investment Partners XV Ltd., Series 2013-1A, Class BRR, VRN, 5.73%, (3-month LIBOR plus 1.50%), 7/19/30(3)	13,825,000	13,340,625
Palmer Square Loan Funding Ltd., Series 2021-3A, Class A2, VRN, 5.64%, (3-month LIBOR plus 1.40%), 7/20/29(3)	7,000,000	6,818,657
Palmer Square Loan Funding Ltd., Series 2022-2A, Class A2, VRN, 5.76%, (3-month SOFR plus 1.90%), 10/15/30(3)	9,325,000	9,096,337
Parallel Ltd., Series 2019-1A, Class BR, VRN, 6.04%, (3-month LIBOR plus 1.80%), 7/20/32(3)	13,875,000	13,164,010
Park Avenue Institutional Advisers CLO Ltd., Series 2018-1A, Class BR, VRN, 6.34%, (3-month LIBOR plus 2.10%), 10/20/31(3)	13,000,000	12,107,871
PFP Ltd., Series 2021-8, Class C, VRN, 6.13%, (1-month LIBOR plus 1.80%), 8/9/37(3)	13,851,000	12,989,263
Sound Point CLO XXII Ltd., Series 2019-1A, Class BR, VRN, 5.94%, (3-month LIBOR plus 1.70%), 1/20/32(3)	12,250,000	11,811,626
TCW CLO Ltd., Series 2018-1A, Class BR, VRN, 6.01%, (3-month LIBOR plus 1.65%), 4/25/31(3)	12,125,000	11,642,019
THL Credit Wind River CLO Ltd., Series 2013-2A, Class BR2, VRN, 5.76%, (3-month LIBOR plus 1.57%), 10/18/30(3)	9,275,000	8,987,708
TSTAT Ltd., Series 2022-1A, Class B, VRN, 5.82%, (3-month SOFR plus 3.27%), 7/20/31(3)	8,300,000	8,184,786
Wellfleet CLO Ltd., Series 2022-1A, Class B1, VRN, 6.21%, (3-month SOFR plus 2.35%), 4/15/34(3)	8,400,000	8,004,862
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $402,246,153)		389,432,158
ASSET-BACKED SECURITIES — 6.2%
Aaset Trust, Series 2021-2A, Class A, SEQ, 2.80%, 1/15/47(3)	24,230,668	19,562,376
Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, SEQ, 1.94%, 8/15/46(3)	14,222,000	12,175,995
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B, 2.48%, 8/15/46(3)	10,582,000	8,687,792
Applebee's Funding LLC / IHOP Funding LLC, Series 2019-1A, Class A2I, SEQ, 4.19%, 6/5/49(3)	7,186,410	7,083,890
Applebee's Funding LLC / IHOP Funding LLC, Series 2019-1A, Class A2II, SEQ, 4.72%, 6/5/49(3)	13,712,490	12,538,470
Blackbird Capital Aircraft, Series 2021-1A, Class A, SEQ, 2.44%, 7/15/46(3)	12,265,315	10,087,868
Castlelake Aircraft Structured Trust, Series 2017-1R, Class A, SEQ, 2.74%, 8/15/41(3)	9,513,921	8,324,992
Castlelake Aircraft Structured Trust, Series 2021-1A, Class A, SEQ, 3.47%, 1/15/46(3)	3,095,202	2,605,631
Clsec Holdings 22t LLC, Series 2021-1, Class B, 3.46%, 5/11/37(3)	24,538,472	20,782,415
Credit Acceptance Auto Loan Trust, Series 2022-3A, Class B, 7.52%, 12/15/32	12,150,000	12,258,712
DI Issuer LLC, Series 2021-1A, Class A2, SEQ, 3.72%, 9/15/51(3)	31,211,272	27,379,888
Edgeconnex Data Centers Issuer LLC, Series 2022-1, Class A2, SEQ, 4.25%, 3/25/52(3)	14,952,647	13,500,610
FirstKey Homes Trust, Series 2021-SFR1, Class D, 2.19%, 8/17/38(3)	15,900,000	13,381,834
FirstKey Homes Trust, Series 2021-SFR1, Class E1, 2.39%, 8/17/38(3)	18,100,000	15,135,591
Flexential Issuer, Series 2021-1A, Class A2, SEQ, 3.25%, 11/27/51(3)	19,850,000	17,349,357
Goodgreen Trust, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(3)	7,905,262	7,284,796
Goodgreen Trust, Series 2020-1A, Class A, SEQ, 2.63%, 4/15/55(3)	9,123,124	7,524,384
Goodgreen Trust, Series 2021-1A, Class A, SEQ, 2.66%, 10/15/56(3)	6,890,015	5,600,087
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, SEQ, 2.64%, 10/15/46(3)	18,315,059	14,723,125
MAPS Trust, Series 2021-1A, Class A, SEQ, 2.52%, 6/15/46(3)	19,210,025	15,976,327
Navigator Aircraft ABS Ltd., Series 2021-1, Class A, SEQ, 2.77%, 11/15/46(3)	18,535,044	15,608,244
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, SEQ, 1.91%, 10/20/61(3)	17,453,000	14,779,162
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(3)	31,825,000	26,229,525
Progress Residential Trust, Series 2021-SFR3, Class C, 2.09%, 5/17/26(3)	9,500,000	8,124,139
Progress Residential Trust, Series 2021-SFR8, Class E1, 2.38%, 10/17/38(3)	7,800,000	6,435,154
Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class C, 1.79%, 11/20/37(3)	3,885,725	3,555,573
Slam Ltd., Series 2021-1A, Class A, SEQ, 2.43%, 6/15/46(3)	10,104,130	8,381,520
Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, SEQ, 4.54%, 2/25/44(3)	14,200,931	13,864,500
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, SEQ, 1.88%, 3/26/46(3)	10,329,000	8,937,310

VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(3)	2,731,443	2,639,857
TOTAL ASSET-BACKED SECURITIES (Cost $413,715,399)		360,519,124
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.8%
Private Sponsor Collateralized Mortgage Obligations — 3.4%
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 3.97%, 3/25/35	1,272,342	1,249,919
Agate Bay Mortgage Loan Trust, Series 2016-1, Class A3, VRN, 3.50%, 12/25/45(3)	309,405	283,441
Banc of America Mortgage Trust, Series 2004-E, Class 2A6, SEQ, VRN, 3.59%, 6/25/34	930,557	885,339
Bellemeade Re Ltd., Series 2019-1A, Class M1B, VRN, 6.14%, (1-month LIBOR plus 1.75%), 3/25/29(3)	93,500	93,466
Bellemeade Re Ltd., Series 2019-3A, Class B1, VRN, 6.89%, (1-month LIBOR plus 2.50%), 7/25/29(3)	11,080,000	10,940,435
Bellemeade Re Ltd., Series 2019-3A, Class M1C, VRN, 6.34%, (1-month LIBOR plus 1.95%), 7/25/29(3)	6,020,000	5,968,275
Bellemeade Re Ltd., Series 2020-2A, Class M1C, VRN, 8.39%, (1-month LIBOR plus 4.00%), 8/26/30(3)	145,149	145,248
Chase Mortgage Finance Corp., Series 2021-CL1, Class M1, VRN, 5.13%, (30-day average SOFR plus 1.20%), 2/25/50(3)	5,683,580	4,983,171
CHNGE Mortgage Trust, Series 2022-1, Class A1, SEQ, VRN, 3.01%, 1/25/67(3)	11,127,699	9,914,248
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 4.09%, 8/25/34	3,058,557	2,930,173
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	15,982	13,667
Credit Suisse Mortgage Trust, Series 2020-AFC1, Class A3, VRN, 2.51%, 2/25/50(3)	1,635,558	1,505,244
Credit Suisse Mortgage Trust, Series 2021-NQM2, Class A2, SEQ, VRN, 1.38%, 2/25/66(3)	3,429,704	2,790,669
Credit Suisse Mortgage Trust, Series 2021-RPL3, Class A1, SEQ, VRN, 2.00%, 1/25/60(3)	6,607,745	5,676,527
Credit Suisse Mortgage Trust, Series 2022-NQM2, Class A3, SEQ, VRN, 4.00%, 2/25/67(3)	9,275,000	6,575,167
Deephaven Residential Mortgage Trust, Series 2020-2, Class M1, VRN, 4.11%, 5/25/65(3)	9,000,000	8,264,496
Deephaven Residential Mortgage Trust, Series 2021-3, Class A3, VRN, 1.55%, 8/25/66(3)	4,633,661	3,732,120
Eagle RE Ltd., Series 2021-1, Class M1C, VRN, 6.63%, (30-day average SOFR plus 2.70%), 10/25/33(3)	8,600,000	8,524,625
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 4.01%, 10/25/34	1,348,820	1,326,666
GCAT Trust, Series 2021-CM2, Class A1, SEQ, VRN, 2.35%, 8/25/66(3)	17,771,553	16,093,950
GCAT Trust, Series 2021-NQM1, Class A3, SEQ, VRN, 1.15%, 1/25/66(3)	2,959,318	2,438,063
GSR Mortgage Loan Trust, Series 2004-5, Class 3A3, VRN, 2.78%, 5/25/34	903,390	835,354
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 3.15%, 6/25/34	395,744	352,338
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 3.78%, 1/25/35	920,104	865,889
Home RE Ltd., Series 2021-1, Class M1B, VRN, 5.94%, (1-month LIBOR plus 1.55%), 7/25/33(3)	4,100,460	4,081,190
Home RE Ltd., Series 2022-1, Class M1A, VRN, 6.78%, (30-day average SOFR plus 2.85%), 10/25/34(3)	6,625,000	6,562,070
J.P. Morgan Wealth Management, Series 2021-CL1, Class M3, VRN, 5.73%, (30-day average SOFR plus 1.80%), 3/25/51(3)	2,653,277	2,243,702
JP Morgan Mortgage Trust, Series 2017-1, Class A2, VRN, 3.45%, 1/25/47(3)	150,632	130,522
JP Morgan Mortgage Trust, Series 2020-3, Class A15, VRN, 3.50%, 8/25/50(3)	2,257,798	1,914,666
JP Morgan Mortgage Trust, Series 2020-3, Class B1A, VRN, 3.00%, 8/25/50(3)	9,790,567	8,144,479
JP Morgan Mortgage Trust, Series 2022-4, Class A3, VRN, 3.00%, 10/25/52(3)	6,024,530	5,057,143
JP Morgan Mortgage Trust, Series 2022-LTV1, Class A3, SEQ, VRN, 3.52%, 7/25/52(3)	9,352,179	7,698,266
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.87%, 11/21/34	716,234	645,935
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 3.51%, 11/25/35	1,013,469	956,898
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 3.05%, 2/25/35	683,797	639,487
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 3.05%, 2/25/35	746,868	699,095
MFA Trust, Series 2021-INV1, Class A3, SEQ, VRN, 1.26%, 1/25/56(3)	1,161,090	1,022,475
MFA Trust, Series 2021-INV2, Class A3, SEQ, VRN, 2.26%, 11/25/56(3)	12,054,048	9,930,017
MFA Trust, Series 2021-NQM1, Class A1, VRN, 1.15%, 4/25/65(3)	2,311,835	2,005,787
MFA Trust, Series 2021-NQM1, Class A3, VRN, 1.64%, 4/25/65(3)	1,651,318	1,437,727
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, VRN, 5.14%, (1-month LIBOR plus 0.75%), 5/25/55(3)	9,000,000	8,870,062
PRMI Securitization Trust, Series 2021-1, Class A5, VRN, 2.50%, 4/25/51(3)	14,545,138	11,288,199
Radnor RE Ltd., Series 2021-1, Class M1B, VRN, 5.63%, (30-Day Average SOFR plus 1.70%), 12/27/33(3)	10,000,000	9,789,673
Sofi Mortgage Trust, Series 2016-1A, Class 1A4, SEQ, VRN, 3.00%, 11/25/46(3)	1,023,242	929,903
Starwood Mortgage Residential Trust, Series 2020-2, Class A2, SEQ, VRN, 3.97%, 4/25/60(3)	280,475	279,945
Starwood Mortgage Residential Trust, Series 2020-2, Class B1E, VRN, 3.00%, 4/25/60(3)	7,888,000	6,957,771
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 4.34%, 7/25/34	800,981	772,582
Verus Securitization Trust, Series 2021-R2, Class A2, VRN, 1.12%, 2/25/64(3)	2,767,451	2,531,041

Verus Securitization Trust, Series 2021-R2, Class A3, VRN, 1.23%, 2/25/64(3)	3,265,412	2,991,901
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	178,606	161,009
		194,130,035
U.S. Government Agency Collateralized Mortgage Obligations — 0.4%
Farm Mortgage Trust, Series 2021-1, Class A, VRN, 2.18%, 1/25/51(3)	9,578,973	7,939,649
FHLMC, Series 2020-DNA5, Class M2, VRN, 6.73%, (30-day average SOFR plus 2.80%), 10/25/50(3)	2,935,613	2,959,723
FHLMC, Series 3397, Class GF, VRN, 4.82%, (1-month LIBOR plus 0.50%), 12/15/37	948,781	936,215
FNMA, Series 2013-C01, Class M2, VRN, 9.64%, (1-month LIBOR plus 5.25%), 10/25/23	5,607,441	5,702,426
FNMA, Series 2014-C02, Class 2M2, VRN, 6.99%, (1-month LIBOR plus 2.60%), 5/25/24	1,601,898	1,600,902
FNMA, Series 2014-C04, Class 1M2, VRN, 9.29%, (1-month LIBOR plus 4.90%), 11/25/24	2,905,153	2,982,635
FNMA, Series 2016-C01, Class 1M2, VRN, 11.14%, (1-month LIBOR plus 6.75%), 8/25/28	87,363	91,271
FNMA, Series 2017-C03, Class 1M2C, VRN, 7.39%, (1-month LIBOR plus 3.00%), 10/25/29	1,790,000	1,804,007
GNMA, Series 2007-5, Class FA, VRN, 4.49%, (1-month LIBOR plus 0.14%), 2/20/37	777,499	772,803
		24,789,631
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $243,943,130)		218,919,666
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.6%
BX Commercial Mortgage Trust, Series 2020-VIV2, Class C, VRN, 3.54%, 3/9/44(3)	8,839,868	6,946,187
BX Commercial Mortgage Trust, Series 2020-VIVA, Class D, VRN, 3.55%, 3/11/44(3)	12,817,000	9,660,618
BX Commercial Mortgage Trust, Series 2021-VOLT, Class F, VRN, 6.72%, (1-month LIBOR plus 2.40%), 9/15/36(3)	21,200,000	19,577,498
ELP Commercial Mortgage Trust, Series 2021-ELP, Class E, VRN, 6.44%, (1-month LIBOR plus 2.12%), 11/15/38(3)	24,790,000	22,874,797
MHP Trust, Series 2022-MHIL, Class D, VRN, 5.95%, (1-month SOFR plus 1.61%), 1/15/27(3)	7,178,613	6,695,482
OPG Trust, Series 2021-PORT, Class E, VRN, 5.85%, (1-month LIBOR plus 1.53%), 10/15/36(3)	16,267,355	15,129,510
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, VRN, 7.12%, (1-month SOFR plus 2.79%), 11/15/27	13,585,000	13,573,036
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $104,894,569)		94,457,128
MUNICIPAL SECURITIES — 1.5%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	3,244,000	3,797,254
Bay Area Toll Authority Rev., 6.26%, 4/1/49	2,000,000	2,273,266
California State University Rev., 2.98%, 11/1/51	4,000,000	2,776,835
Dallas Area Rapid Transit Rev., 6.00%, 12/1/44	1,250,000	1,370,413
Foothill-Eastern Transportation Corridor Agency Rev., 4.09%, 1/15/49	6,048,000	4,586,236
Golden State Tobacco Securitization Corp. Rev., 2.75%, 6/1/34	10,765,000	8,660,476
Houston GO, 3.96%, 3/1/47	2,500,000	2,161,037
Los Angeles Community College District GO, 6.75%, 8/1/49	2,400,000	2,991,323
Los Angeles Department of Airports Rev., 6.58%, 5/15/39	1,510,000	1,648,215
Los Angeles Unified School District GO, 5.75%, 7/1/34	2,250,000	2,353,867
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	2,465,000	2,554,934
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	1,405,000	1,472,029
Michigan Strategic Fund Rev., (Flint Water Advocacy Fund), 3.23%, 9/1/47	5,000,000	3,610,735
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	100,000	103,260
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	3,236,000	4,019,401
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	970,000	1,171,980
New York City GO, 5.97%, 3/1/36	500,000	535,545
New York City GO, 6.27%, 12/1/37	335,000	367,965
New York City Municipal Water Finance Authority Rev. (New York City Water & Sewer System), 5.95%, 6/15/42	1,425,000	1,575,519
New York State Dormitory Authority Rev. (State of New York Personal Income Tax Revenue), 3.19%, 2/15/43	500,000	369,148
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48	5,645,000	4,035,690
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	550,000	545,304
Pennsylvania Turnpike Commission Rev., 5.56%, 12/1/49	1,630,000	1,646,122
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	2,300,000	2,174,699
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	4,120,000	2,679,337
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	3,070,000	3,164,890
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	1,360,000	1,479,603
San Antonio Electric & Gas Systems Rev., 5.99%, 2/1/39	1,352,000	1,470,086

San Diego County Regional Airport Authority Rev., 5.59%, 7/1/43	1,675,000	1,630,750
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	1,970,000	2,120,304
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	2,190,000	2,273,835
State of California GO, 4.60%, 4/1/38	3,035,000	2,862,737
State of California GO, 7.55%, 4/1/39	3,220,000	4,038,403
State of California GO, 7.30%, 10/1/39	2,605,000	3,170,632
State of California GO, 7.60%, 11/1/40	455,000	584,176
University of California Rev., 3.07%, 5/15/51	5,565,000	3,735,494
TOTAL MUNICIPAL SECURITIES (Cost $102,149,814)		86,011,500
U.S. GOVERNMENT AGENCY SECURITIES — 0.7%
FNMA, 0.75%, 10/8/27	29,724,000	25,611,124
FNMA, 6.625%, 11/15/30	10,000,000	11,734,012
Tennessee Valley Authority, 1.50%, 9/15/31	5,000,000	3,926,423
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $46,707,441)		41,271,559
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.5%
Chile — 0.1%
Chile Government International Bond, 3.10%, 5/7/41	3,400,000	2,454,247
Chile Government International Bond, 3.625%, 10/30/42	1,697,000	1,301,441
		3,755,688
Mexico†
Mexico Government International Bond, 4.15%, 3/28/27	18,000	17,561
Panama†
Panama Government International Bond, 7.125%, 1/29/26	1,400,000	1,480,127
Panama Government International Bond, 6.70%, 1/26/36	1,683,000	1,760,158
		3,240,285
Peru — 0.1%
Peruvian Government International Bond, 5.625%, 11/18/50	4,946,000	4,908,536
Philippines — 0.2%
Philippine Government International Bond, 5.50%, 3/30/26	3,000,000	3,080,126
Philippine Government International Bond, 6.375%, 10/23/34	5,735,000	6,368,840
		9,448,966
Poland†
Republic of Poland Government International Bond, 3.00%, 3/17/23	2,175,000	2,167,805
Republic of Poland Government International Bond, 4.00%, 1/22/24	230,000	227,348
		2,395,153
Uruguay — 0.1%
Uruguay Government International Bond, 4.125%, 11/20/45	1,239,000	1,150,236
Uruguay Government International Bond, 5.10%, 6/18/50	2,400,000	2,361,919
		3,512,155
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $32,250,497)		27,278,344
BANK LOAN OBLIGATIONS(4) — 0.2%
Media†
DirecTV Financing, LLC, Term Loan, 9.38%, (1-month LIBOR plus 5.00%), 8/2/27	305,895	298,471
Pharmaceuticals — 0.2%
Horizon Therapeutics USA Inc., 2021 Term Loan B2, 6.19%, (1-month LIBOR plus 1.75%), 3/15/28	8,442,000	8,444,279
TOTAL BANK LOAN OBLIGATIONS (Cost $8,750,417)		8,742,750
SHORT-TERM INVESTMENTS(5) — 2.3%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	137,390	137,390
Repurchase Agreements — 2.3%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.375% - 0.50%, 9/15/24 - 5/31/27, valued at $19,112,988), in a joint trading account at 4.20%, dated 12/30/22, due 1/3/23 (Delivery value $18,767,685)		18,758,931

Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.25%, 8/15/31, valued at $117,561,197), at 4.26%, dated 12/30/22, due 1/3/23 (Delivery value $115,310,555)	115,256,000
134,014,931
TOTAL SHORT-TERM INVESTMENTS (Cost $134,152,321)	134,152,321
TOTAL INVESTMENT SECURITIES—99.7% (Cost $6,231,929,028)	5,762,032,785
OTHER ASSETS AND LIABILITIES — 0.3%	20,201,986
TOTAL NET ASSETS — 100.0%	$5,782,234,771

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	1,045	March 2023	$214,306,642	$(921,786)
U.S. Treasury 5-Year Notes	1,016	March 2023	109,656,563	(890,121)
U.S. Treasury 10-Year Notes	2,151	March 2023	241,550,578	(4,153,216)
U.S. Treasury 10-Year Ultra Notes	878	March 2023	103,850,937	(1,533,697)
U.S. Treasury Long Bonds	358	March 2023	44,873,063	(1,132,183)
U.S. Treasury Ultra Bonds	530	March 2023	71,185,625	(3,454,406)
			$785,423,408	$(12,085,409)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 38	Buy	(5.00)%	6/20/27	$48,015,000	$(47,643)	$(1,024,684)	$(1,072,327)
Markit CDX North America High Yield Index Series 39	Buy	(5.00)%	12/20/27	$54,470,000	228,596	(637,521)	(408,925)
Markit CDX North America Investment Grade Index Series 39	Buy	(1.00)%	12/20/27	$237,150,000	(2,661,129)	691,614	(1,969,515)
					$(2,480,176)	$(970,591)	$(3,450,767)
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.90%	10/11/23	$24,000,000	$414	$(19,998)	$(19,584)
CPURNSA	Receive	2.97%	10/14/23	$36,400,000	432	(52,041)	(51,609)
CPURNSA	Receive	2.97%	10/14/23	$36,400,000	431	(52,040)	(51,609)
					$1,277	$(124,079)	$(122,802)

NOTES TO SCHEDULE OF INVESTMENTS
CDX	–	Credit Derivatives Indexes
CPURNSA	–	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FHLMC	–	Federal Home Loan Mortgage Corporation
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
H15T1Y	–	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	–	London Interbank Offered Rate
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $25,735,760.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $1,137,180,646, which represented 19.7% of total net assets.
(4)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(5)Category includes securities purchased with cash collateral received at the custodian bank for collateral requirements on forward commitments. At the period end, the aggregate value of cash deposits received was $71,000.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Treasury Securities	—	$1,649,081,694	—
U.S. Government Agency Mortgage-Backed Securities	—	1,384,302,941	—
Corporate Bonds	—	1,367,863,600	—
Collateralized Loan Obligations	—	389,432,158	—
Asset-Backed Securities	—	360,519,124	—
Collateralized Mortgage Obligations	—	218,919,666	—
Commercial Mortgage-Backed Securities	—	94,457,128	—
Municipal Securities	—	86,011,500	—
U.S. Government Agency Securities	—	41,271,559	—
Sovereign Governments and Agencies	—	27,278,344	—
Bank Loan Obligations	—	8,742,750	—
Short-Term Investments	$137,390	134,014,931	—
	$137,390	$5,761,895,395	—
Liabilities
Other Financial Instruments
Futures Contracts	$12,085,409	—	—
Swap Agreements	—	$3,573,569	—
	$12,085,409	$3,573,569	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.